Consolidated Equity Capital Ratio Mandated by FSC (Detail) In Millions, unless otherwise specified	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Equity capital	23,711,578	22,572,130
Risk-weighted assets	185,694,642	179,083,070
Consolidated equity capital ratio	12770000.00%	12600000.00%